UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saratoga Research & Investment Management
Address: 14471 Big Basin Way, Suite E
         Saratoga, CA  95070


13F File Number: 028-13757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin P. Tanner
Title:    President
Phone:    (408) 741-2333

Signature, Place, and Date of Signing:

/s/ Kevin P. Tanner             Saratoga, CA                Date August 3, 2011
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   51

Form 13F Information Table Value Total:   $465,896,000

List of Other Included Managers:

 No.  13F File Number     Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    17575   185290 SH       Sole                   157105             28185
Abbott Labs                    COM              002824100     8279   157339 SH       Sole                   136389             20950
Adobe Systems                  COM              00724F101     8260   262634 SH       Sole                   223764             38870
Altria Group                   COM              02209S103      238     9000 SH       Sole                     4300              4700
Automatic Data Processing      COM              053015103    17731   336570 SH       Sole                   283135             53435
Becton, Dickinson & Co         COM              075887109     8619   100028 SH       Sole                    85748             14280
Berkshire Hathaway B           COM              084670702     7178    92747 SH       Sole                    79667             13080
Bristol-Myers Squibb           COM              110122108      268     9265 SH       Sole                     3640              5625
Brown-Forman Cl B              COM              115637209     7794   104345 SH       Sole                    83280             21065
C. R. Bard                     COM              067383109     8473    77127 SH       Sole                    64722             12405
C.H. Robinson Worldwide        COM              12541W209     4867    61730 SH       Sole                    45675             16055
Cisco Systems                  COM              17275R102    13949   893562 SH       Sole                   780602            112960
Coca-Cola                      COM              191216100    17714   263243 SH       Sole                   224573             38670
Cognizant Tech Solutions       COM              192446102     3110    42405 SH       Sole                    39220              3185
Colgate-Palmolive              COM              194162103     6509    74463 SH       Sole                    60283             14180
Diageo PLC                     COM              25243Q205      309     3780 SH       Sole                     1475              2305
Ecolab Inc                     COM              278865100      613    10875 SH       Sole                    10875
FactSet Research Sys           COM              303075105     6824    66695 SH       Sole                    50645             16050
General Dynamics               COM              369550108    10554   141625 SH       Sole                   117025             24600
Int'l Business Machines        COM              459200101    18379   107135 SH       Sole                    91010             16125
Johnson & Johnson              COM              478160104    16990   255417 SH       Sole                   221997             33420
Kellogg Company                COM              487836108     8391   151675 SH       Sole                   130245             21430
Lorillard Inc                  COM              544147101      250     2300 SH       Sole                     1100              1200
McCormick & Co                 COM              579780206     9134   184265 SH       Sole                   156425             27840
McDonalds                      COM              580135101    18313   217180 SH       Sole                   184485             32695
Medtronic                      COM              585055106    15325   397733 SH       Sole                   339443             58290
Microsoft                      COM              594918104    15897   611423 SH       Sole                   528678             82745
NIKE                           COM              654106103    15703   174520 SH       Sole                   145845             28675
Nestle SA Spons ADR            COM              641069406     9653   155563 SH       Sole                   116888             38675
Novo Nordisk ADR               COM              670100205    20250   161635 SH       Sole                   133705             27930
Omnicom Group                  COM              681919106    17378   360842 SH       Sole                   307132             53710
Oracle                         COM              68389X105    17826   541646 SH       Sole                   455483             86163
Paychex                        COM              704326107     5086   165552 SH       Sole                   123232             42320
Pepsico                        COM              713448108     6514    92486 SH       Sole                    86926              5560
Procter & Gamble               COM              742718109    16102   253291 SH       Sole                   217201             36090
Southern Copper Corp           COM              84265V105      498    15150 SH       Sole                     6000              9150
Spectra Energy                 COM              847560109      337    12280 SH       Sole                     4300              7980
St Jude Medical                COM              790849103      465     9745 SH       Sole                     9745
Stericycle                     COM              858912108      572     6415 SH       Sole                     6415
Stryker                        COM              863667101    16802   286288 SH       Sole                   243693             42595
Sysco Corp                     COM              871829107    16746   537077 SH       Sole                   464252             72825
Total System Services          COM              891906109     6698   360510 SH       Sole                   334525             25985
Tupperware                     COM              899896104      317     4700 SH       Sole                     3000              1700
United Technologies            COM              913017109    14340   162020 SH       Sole                   145520             16500
Varian Medical Systems         COM              92220P105     9005   128613 SH       Sole                   110323             18290
Wal-Mart Stores                COM              931142103    14787   278261 SH       Sole                   239091             39170
Kinder Morgan Energy Prtns LP  ETP              494550106      258     3555 SH       Sole                     1850              1705
Oneok Partners LP              ETP              68268N103      337     3950 SH       Sole                     2050              1900
Hatteras Financial Corp        REIT             41902R103      242     8555 SH       Sole                     3235              5320
SPDR Gold Trust                ETF              78463V107    13051    89390 SH       Sole                    74254             15136
iShares Silver Trust           ETF              46428Q109    11386   336475 SH       Sole                   282360             54115